PREMISES LEASES - Disclosure of right-of-use assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Presentation of leases for lessee [abstract]
Beginning	$ 66,413	$ 138,863
Extension of lease	124,506
Depreciation	(73,357)	(72,450)
Foreign exchange	96
Ending	$ 117,658	$ 66,413